Condensed Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Accounts Receivable, Allowance for Credit Loss, Current | $	$ 240	$ 260
Common Class A [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common Stock, Votes Per Share	1	1
Common Stock, Shares Authorized (in shares)	10,500,000	10,500,000
Common Stock, Shares, Outstanding (in shares)	3,287,647	3,287,647
Common Stock, Shares, Issued (in shares)	3,287,647	3,287,647
Common Class B [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common Stock, Votes Per Share	10	10
Common Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Common Stock, Shares, Outstanding (in shares)	611,784	611,784
Common Stock, Shares, Issued (in shares)	611,784	611,784